Contingencies (Narrative) (Details) - Mr. Steven Van Fleet - USD ($)	Dec. 07, 2018	Oct. 07, 2018	Oct. 31, 2018
Statements Line Items
Legal contingency, damages sought		$ 214,574
Accruals on counterclaims			$ 205,788
Contingencies
Statements Line Items
Maximum damages counter claims	$ 2,750,000